ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS
The following tables present the components of accumulated other comprehensive loss and items reclassified out of accumulated other comprehensive loss into earnings:

	Year Ended December 31, 2016
	Foreign Currency Translation Adjustment	Unrealized Gain (Loss) on Available-For-Sale Security	Accumulated Other Comprehensive Loss
	(In thousands)
Balance at January 1	$(139,784)	$2,964	$(136,820)
Other comprehensive (loss) income before reclassifications	(36,600)	94	(36,506)
Gain on sale of available-for-sale security reclassified into earnings	—	(3,058)	(3,058)
Net current period other comprehensive loss	(36,600)	(2,964)	(39,564)
Balance at December 31	$(176,384)	$—	$(176,384)

	Year Ended December 31, 2015
	Foreign Currency Translation Adjustment	Unrealized (Loss) Gain on Available-For-Sale Security	Accumulated Other Comprehensive Loss
	(In thousands)
Balance at January 1	$(76,800)	$(1,248)	$(78,048)
Other comprehensive (loss) income before reclassifications	(60,793)	4,212	(56,581)
Foreign currency translation adjustment reclassified into earnings related to the substantial liquidation of a foreign business	(2,191)	—	(2,191)
Net period other comprehensive (loss) income	(62,984)	4,212	(58,772)
Balance at December 31	$(139,784)	$2,964	$(136,820)

At December 31, 2016 and 2015, there was no tax benefit or provision on the accumulated other comprehensive loss.